EXPLORATION AND EVALUATION ASSET	12 Months Ended
Dec. 31, 2025
Exploration and evaluation assets [Abstract]
EXPLORATION AND EVALUATION ASSETS [Text Block]

8. EXPLORATION AND EVALUATION ASSET

a. Casino (100% - Yukon, Canada)

The Casino Project is a copper-gold porphyry deposit located in Yukon, Canada.

The Casino Property is subject to a 2.75% NSR on the claims comprising the Casino project in favour of Osisko Gold Royalties Ltd. ("Osisko Gold") pursuant to the Royalty Assignment and Assumption Agreement dated July 31, 2017 when 8248567 Canada Limited assigned to Osisko Gold all of its rights, title and interest in the 2.75% NSR.

b. Exploration and evaluation expenditures

Total
$
DECEMBER 31, 2023	110,236,198

Claims and maintenance	23,376
Engineering	868,331
Exploration and camp support	437,632
Permitting	9,674,264
Salary and wages	1,289,677
Share-based payments	161,342

DECEMBER 31, 2024	122,690,820

Claims and maintenance	38,133
Engineering	918,454
Exploration and camp support	919,095
Permitting	17,247,920
Salary and wages	1,859,164
Share-based payments	618,649

DECEMBER 31, 2025	144,292,235